Fair Value of Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used for Fair Value Measurements (Details) 10Q - Fair Value, Inputs, Level 3 [Member] - LendingClub Corp [Member]
		3 Months Ended	12 Months Ended
		Mar. 31, 2017	Dec. 31, 2016
Minimum [Member] | Performance Incentive Fee Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		3.10%	3.40%
Net cumulative expected loss rates	[1]	0.30%	0.30%
Cumulative expected prepayment rates	[1]	8.00%	8.00%
Total market servicing rates
Minimum [Member] | Servicing Asset Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		3.10%	3.40%
Net cumulative expected loss rates	[1]	0.30%	0.30%
Cumulative expected prepayment rates	[1]	8.00%	8.00%
Total market servicing rates	[2]	0.63%	0.63%
Maximum [Member] | Performance Incentive Fee Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		15.70%	15.00%
Net cumulative expected loss rates	[1]	40.70%	33.90%
Cumulative expected prepayment rates	[1]	41.60%	42.70%
Total market servicing rates
Maximum [Member] | Servicing Asset Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		15.70%	15.10%
Net cumulative expected loss rates	[1]	40.70%	33.90%
Cumulative expected prepayment rates	[1]	41.60%	42.70%
Total market servicing rates	[2]	0.90%	0.90%
Weighted Average [Member] | Performance Incentive Fee Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		8.90%	7.70%
Net cumulative expected loss rates	[1]	12.90%	13.50%
Cumulative expected prepayment rates	[1]	30.50%	28.30%
Total market servicing rates
Weighted Average [Member] | Servicing Asset Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		8.90%	7.80%
Net cumulative expected loss rates	[1]	12.50%	12.80%
Cumulative expected prepayment rates	[1]	31.10%	29.30%
Total market servicing rates	[2]	0.63%	0.63%
Loans Notes And Certificates And Servicing Asset Liability [Member] | Minimum [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		2.40%	1.20%
Net cumulative expected loss rates	[1]	0.70%	0.30%
Cumulative expected prepayment rates	[1]	8.10%	8.00%
Total market servicing rates
Loans Notes And Certificates And Servicing Asset Liability [Member] | Maximum [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		17.20%	16.60%
Net cumulative expected loss rates	[1]	40.70%	33.90%
Cumulative expected prepayment rates	[1]	41.60%	42.70%
Total market servicing rates
Loans Notes And Certificates And Servicing Asset Liability [Member] | Weighted Average [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		8.60%	7.20%
Net cumulative expected loss rates	[1]	14.20%	14.60%
Cumulative expected prepayment rates	[1]	30.80%	30.70%
Total market servicing rates

[1]	Expressed as a percentage of the original principal balance of the loan, note or certificate.
[2]	Includes collection fees estimated to be paid to a hypothetical third-party servicer.